Corporate Income Taxes- Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	$ 267	$ (669)	$ 331
Deferred tax assets	4,387	5,134
Deferred tax liabilities	3,485	4,022
Net deferred tax assets (liabilities)	902	1,112	$ 263
Deferred tax assets tax loss carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	52	60
Deferred tax assets	174	226
Deferred tax assets allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	405	(718)
Deferred tax assets	922	1,380
Deferred tax assets deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(77)	44
Deferred tax assets	241	164
Deferred tax assets deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	88	112
Deferred tax assets	254	352
Deferred Tax Asset Property And Equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(106)	(35)
Deferred tax assets	364	368
Deferred tax assets pension and other postretirement benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(28)	(52)
Deferred tax assets	522	980
Deferred tax assets securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(21)	(26)
Deferred tax assets	323	187
Deferred tax assets lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	59	49
Deferred tax assets	875	827
Deferred tax assets other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(119)	(78)
Deferred tax assets	663	650
Deferred tax liabilities cash flow hedges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	49
Deferred tax liabilities	34	360
Deferred tax liabilities compensation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(16)	(25)
Deferred tax liabilities	131	121
Deferred tax liabilities deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(8)	(15)
Deferred tax liabilities	14	15
Deferred tax liability property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	94	158
Deferred tax liabilities	808	849
Deferred tax liabilities pension and other post-retirement benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(9)	(7)
Deferred tax liabilities	97	90
Deferred tax liabilities securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	14	(40)
Deferred tax liabilities	179	201
Deferred tax liabilities invesment in subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(40)	82
Deferred tax liabilities	122	98
Deferred tax liabilities intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	53	(1)
Deferred tax liabilities	1,774	1,837
Deferred tax liabilities others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(102)	(127)
Deferred tax liabilities	326	451
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	253	(644)
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	$ (14)	$ 25